Business Acquisition	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business Acquisition	BUSINESS ACQUISITION AND DIVESTITURE
Business acquisition and divestiture realized in the fiscal year ended March 31, 2026
Acquisition of eVerge
Overview
On May 31, 2025, the Company acquired all of the issued and outstanding shares of U.S.-based eVerge Interests, Inc. and its subsidiaries (“eVerge”) (the “eVerge Acquisition”), a group specialized in enterprise applications and transformation services. Management expects that eVerge’s expertise will complement its existing Oracle business, will increase its AI capabilities, and will reinforce its smart shoring capabilities.
The eVerge Acquisition was completed for total consideration of US$23,500,000 ($32,292,000), before working capital and other adjustments, all payable in cash.
The total purchase consideration, in the amount of US$20,640,000 ($28,363,000) once adjusted for working capital and other adjustments, consisted of: (i) US$7,557,000 ($10,385,000) paid in cash on closing; (ii) US$283,000 ($389,000) of final working capital adjustment (iii) US$580,000 ($797,000) of holdback, included in accounts payable and accrued liabilities; (iv) US$7,520,000 ($10,334,000) of balance of sale payable in two installments of US$3,760,000 ($5,167,000) on May 31st, 2026 and 2027 (each an "Anniversary Date"); and (v) potential earn-out consideration of US$4,700,000 ($6,458,000), payable in two installments (50% within 90 days of the first Anniversary Date and 50% on the second Anniversary Date).
The total earn-out consideration of US$4,700,000 ($6,458,000) is contingent upon the future financial performance of the acquired business over the 12-month period following the acquisition date. The contingent consideration included in the purchase consideration is classified as a financial liability recorded at fair value through profit and loss and comprised an undiscounted scenario-based weighted average expected payout amount. The contingent consideration liability is included in Level 3 of the fair value hierarchy and will be remeasured at fair value at each reporting date. The fair value was determined using a scenario-based method, under which the Company identifies multiple outcomes, probability-weights the contingent consideration payoff under each outcome, and discounts the result to arrive at the expected present value of the contingent consideration. At acquisition date, the discount rate used was 17.8%.
For the year ended March 31, 2026, the Company incurred acquisition-related costs pertaining to the eVerge Acquisition of approximately $883,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
4. BUSINESS ACQUISITION AND DIVESTITURE (CONT’D)
Purchase Price Allocation
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of eVerge	As at March 31, 2026	Preliminary at acquisition date	Adjustments
	$	$	$
Current assets
Cash	843	891	(48)
Accounts receivable and other receivables	5,416	5,376	40
Prepaids	342	339	3
	6,601	6,606	(5)
Non-current assets
Property and equipment (note 6)	62	62	—
Intangibles (note 8)	6,895	7,376	(481)
Goodwill (note 9)	16,784	20,025	(3,241)
Total assets acquired	30,342	34,069	(3,727)

Current liabilities
Accounts payable and accrued liabilities	6,430	6,448	(18)
Income taxes payable	69	31	38
Deferred revenue	524	431	93
	7,023	6,910	113
Non-current liabilities
Deferred tax liabilities (a)	—	1,948	(1,948)
Total liabilities assumed	7,023	8,858	(1,835)

Net assets acquired	23,319	25,211	(1,892)

(a) Deferred tax liabilities of $1,820,000 in relation to intangibles acquired were presented net of deferred tax assets in relation to previous years’ net operating losses of eVerge probable of being realized.
As at March 31, 2026, upon completion of the purchase price allocation, the determination of the fair value of intangible assets and earn-out consideration, closing adjustments and related deferred tax considerations have been completed. The goodwill adjustment resulted primarily from adjustments to the fair value of the intangibles, the earn-out consideration and the deferred income tax.
The eVerge Acquisition is being accounted for using the acquisition method of accounting.
4. BUSINESS ACQUISITION AND DIVESTITURE (CONT’D)
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of eVerge into the Company's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
Purchase consideration
The following table summarizes the acquisition date fair value of each class of purchase consideration as follows:

Acquisition of eVerge	As at March 31, 2026	Preliminary at acquisition date	Adjustments
	$	$	$
Cash consideration	10,385	10,385	—
Working capital adjustment settled in cash	389	—	389
Holdback presented in accounts payable and accrued liabilities (a)	797	797	—
Balance of purchase price payable with a nominal value of US$7,520,000 ($10,334,000) (notes 11, 18) (b)	9,214	9,214	—
Contingent consideration of US$4,700,000 ($6,458,000), recorded at fair value (note 18) (b)	2,534	4,815	(2,281)
Total purchase consideration	23,319	25,211	(1,892)

(a) As at March 31, 2026, $367,000 of the holdback has been used.
(b) Non-cash financing activities
eVerge’s contribution to the Company’s results
For the year ended March 31, 2026, the eVerge business contributed revenues of approximately $25,364,000, and a loss before income taxes in the amount of $5,713,000, including amortization, primarily related to the acquired customer relationships, of $4,262,000, integration costs of $969,000, change in fair value of contingent consideration of $3,270,000, interest accretion of $613,000 and business acquisition costs of $883,000.
If the acquisition had occurred on April 1, 2025, the Company’s pro-forma consolidated revenues and loss before income taxes would have been $483,642,000 and $36,626,000, respectively, for the year ended March 31, 2026. These amounts have been calculated using eVerge’s results and adjusting for:
•differences in accounting policies between the Company and eVerge;
•the removal of transaction costs incurred by eVerge from April 1, 2025 to May 31, 2025; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2025.
4. BUSINESS ACQUISITION AND DIVESTITURE (CONT’D)
Divestiture of Datum
Overview
On March 31, 2026, the Company sold all of the issued and outstanding shares of U.S.-based Datum Consulting Group, LLC and its International affiliates ("Datum", the "Datum Transaction") to Medivra Holdings LLC (the “Purchaser”), an entity controlled by the former Senior Vice President of Alithya’s Industry Solutions CGU. In consideration for the sale of Datum, the Company received a minority equity interest of 24.5% in the capital of Purchaser for a value of $2,501,000 and a note receivable for various working capital adjustments of $3,277,000 (note 5) to be paid within 120 days, for a total consideration of $5,778,000. The minority equity interest is presented as investment in an associate.
Prior to the transaction, an impairment test was performed and an additional impairment of intangibles of $3,100,000 was recorded to bring the Industry Solutions CGU’s carrying value to its recoverable amount based on value-in-use. In addition, during the quarter ended September 30, 2025, an impairment of goodwill of $9,723,000 and an impairment of intangibles of $1,805,000 for the Industry Solutions CGU were recorded (note 9).
The carrying value of the assets disposed and the liabilities transferred is detailed as follows:

Divestiture of Datum	As at March 31, 2026
$
Current assets
Cash	951
Accounts receivable and other receivables	3,320
Unbilled revenues	463
Prepaids	2,029
6,763
Non-current assets
Property and equipment (note 6)	135
Intangibles (note 8)	1,661
Total assets disposed	8,559

Current liabilities
Accounts payable and accrued liabilities	25
Deferred revenue	2,316
2,341
Non-current liabilities
Deferred tax liabilities	440
Total liabilities transferred	2,781

Net assets disposed	5,778

4. BUSINESS ACQUISITION AND DIVESTITURE (CONT’D)
Business acquisition realized in the fiscal year ended March 31, 2025
Acquisition of XRM Vision
Overview
On December 1, 2024, the Company acquired all of the issued and outstanding shares of Canadian-based XRM Vision Inc. and all of its affiliates (“XRM Vision”) (the “XRM Acquisition”), a recognized Microsoft partner. Management expects that XRM Vision’s expertise will complement its existing business and will reinforce Alithya’s smart shoring capabilities.
The XRM Acquisition was completed for total consideration of up to $34,384,000, in aggregate.
The total purchase consideration of up to $30,009,000 consisted of: (i) $7,377,000 paid in cash at closing; (ii) final working capital adjustment of $632,000, included in accounts payable and accrued liabilities as at March 31, 2025 and paid during the year ended March 31, 2026; (iii) $2,875,000 paid by the issuance of 1,724,550 Subordinate Voting Shares; (iv) $8,625,000 of balance of sale, payable over three years on December 1, 2025, 2026 and 2027 (the "Anniversary Dates"); and (v) potential earn-out consideration of up to $10,500,000, including $9,000,000 payable in cash and $1,500,000 by the issuance of Subordinate Voting Shares.
The total other consideration of $4,375,000 consisted of: (i) 1,724,553 Subordinate Voting Shares, with a fair value of $2,875,000, issued at closing; and (ii) Subordinate Voting Shares with a value of up to $1,500,000 which may be issued as part of the earn-out consideration. These Subordinate Voting Shares issued and/or issuable are subject to claw-back clauses based on continued employment and accordingly, these share considerations are recognized as share-based compensation granted on business acquisition over three years (note 14).
The number of Subordinate Voting Shares issuable as part of the earn-out will be determined by dividing the earn-out amount payable in Subordinate Voting Shares by the Volume Weighted Average Price (‘’VWAP’’) for the 15 trading days ending on and including the date that is 2 business days prior to the payment date of the earn-out. The settlement of the earn-out will be due after the 18 months following closing, once the earn-out consideration has been finalized.
The total earn-out consideration of $12,000,000, in aggregate, is contingent upon the future financial performance of the acquired business over a consecutive 12-month period within the 18 months following the acquisition date. At acquisition, the undiscounted scenario-based weighted average expected payout amount for the total potential earn-out consideration was $7,260,000.
The fair value of the earn-out purchase price consideration of $5,104,000 is classified as a financial liability recorded at fair value through profit and loss and comprised an undiscounted scenario-based weighted average expected payout amount for the potential earn-out consideration included in the purchase consideration of $6,353,000. The contingent consideration liability included in the purchase price is included in Level 3 of the fair value hierarchy and will be remeasured at fair value at each reporting date. The fair value was determined using a scenario-based method, under which the Company identifies multiple outcomes, probability-weights the contingent consideration payoff under each outcome, and discounts the result to arrive at the expected present value of the contingent consideration. At acquisition date, the discount rate used was 15.7%. Subsequent changes to the fair value of contingent consideration liability included in the purchase price will be recorded to business acquisition, integration and reorganization costs. There were no substantive changes to the contingent consideration liability as at March 31, 2025.
As part of the XRM Acquisition, the Company assumed $829,000 of long-term debt of which an amount of $333,000 was repaid immediately upon closing.
4. BUSINESS ACQUISITION AND DIVESTITURE (CONT'D)
For the year ended March 31, 2025, the Company incurred acquisition-related costs pertaining to the XRM Acquisition of approximately $1,084,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
Purchase Price Allocation
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of XRM Vision	As at March 31, 2025	Preliminary at acquisition date	Adjustments
	$	$	$
Current assets
Cash	995	995	—
Accounts receivable and other receivables	3,539	3,539	—
Unbilled revenues	110	110	—
Tax credits receivable	467	1,483	(1,016)
Prepaids	207	207	—
	5,318	6,334	(1,016)
Non-current assets
Tax credits receivable	275	—	275
Property and equipment (note 6)	60	73	(13)
Right-of-use assets (note 7)	54	54	—
Intangibles (note 8)	9,700	9,711	(11)
Goodwill (note 9)	14,662	18,608	(3,946)
Total assets acquired	30,069	34,780	(4,711)

Current liabilities
Accounts payable and accrued liabilities	2,829	2,829	—
Deferred revenue	351	351	—
Current portion of lease liabilities	106	106	—
Current portion of long-term debt	511	511	—
	3,797	3,797	—
Non-current liabilities
Lease liabilities	34	34	—
Long-term debt	318	318	—
Deferred tax liabilities	2,410	2,715	(305)
Total liabilities assumed	6,559	6,864	(305)

Net assets acquired	23,510	27,916	(4,406)

4. BUSINESS ACQUISITION AND DIVESTITURE (CONT'D)
Adjustments to the preliminary purchase price allocation were recorded as at March 31, 2025. The goodwill adjustment resulted primarily from the determination of the fair value of the earn-out consideration. In addition, the tax credits receivable were applied to settle the income tax payable related to the period prior to the acquisition and a portion was reclassified as a non-current asset. The fair value of the assets acquired and liabilities assumed were completed during the year ended March 31, 2026 and no additional adjustments were recorded during this period.
The XRM Acquisition is being accounted for using the acquisition method of accounting.
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of XRM Vision into the Company's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
Purchase consideration
The following table summarizes the acquisition date fair value of each class of purchase consideration :

Acquisition of XRM Vision	As at March 31, 2025	Preliminary at acquisition date	Adjustments
	$	$	$
Cash consideration	7,377	7,377	—
Working capital adjustment to be settled in cash	632	—	632
Issuance of 1,724,550 Subordinate Voting Shares (note 13) (a)	2,875	2,875	—
Balance of purchase price payable with a nominal value of $8,625,000 (notes 11, 18) (a)	7,522	7,905	(383)
Contingent consideration with a maximum amount of $10,500,000, recorded at fair value (note 18) (a)	5,104	9,759	(4,655)
Total purchase consideration	23,510	27,916	(4,406)

(a) Non-cash investing and financing activities
XRM Vision's contribution to the Company’s results
For the year ended March 31, 2025, the XRM Vision business contributed revenues of approximately $4,662,000 and a loss before income taxes in the amount of $2,738,000, including amortization, primarily related to the acquired customer relationships, of $712,000, share-based compensation granted on business acquisitions of $770,000 (note 14), interest accretion of $450,000 and business acquisition costs of $1,084,000 (note 20).
If the acquisition had occurred on April 1, 2024, pro-forma consolidated revenues and earnings before income taxes would have been $484,523,000 and $2,723,000, respectively, for the year ended March 31, 2025. These amounts have been calculated using XRM Vision’s results and adjusting for:
•differences in accounting policies between the Company and XRM Vision;
•the removal of transaction costs incurred by XRM Vision from April 1, 2024 to November 30, 2024; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2024.